COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies
Lease Commitments
The Company’s corporate headquarters and research and development facilities are located in Emeryville, California, where it leases approximately 35,000 square feet of space under leases expiring in 2032. The Company’s Icagen ion technology business leases approximately 31,000 square feet of research and development space in Durham, North Carolina and Tucson, Arizona, under leases that expire between 2026 and 2029.
The Company’s lease agreements do not contain any material residual value guarantees, material restrictive covenants, or material termination options. The Company’s operating lease costs are primarily related to facility leases for administration offices and research and development facilities and its finance leases are immaterial.
Lease assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception that a lease exists. Lease assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using the Company’s incremental borrowing rate generally applicable to the location of the lease asset, unless the implicit rate is readily determinable. Lease assets also include any upfront lease payments made and lease incentives. Lease terms include options to extend or terminate the lease when it is reasonably certain that those options will be exercised.
Leases with an initial term of 12 months or less are not recorded on the consolidated and combined balance sheets, and the expense for these short-term leases and for operating leases is recognized on a straight-line basis over the lease term. The depreciable life of lease assets and leasehold improvements is limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.
The below table provides supplemental cash flow and other information related to operating leases (in thousands, except for lease term and discount rate):

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:	$2,480	$1,071
Right-of-use assets obtained in exchange for lease obligations:	$10,136	$14,515
Weighted average remaining lease term (in years)	8.6	9.2
Weighted average discount rate	4.3%	3.9%

In addition to base rent, certain of the Company’s operating leases require variable payments. These variable lease costs include amounts relating to common area maintenance and are expensed when the obligation for those payments is incurred and are recognized as operating expenses in the consolidated and combined statements of operations. The following table summarizes the components of operating lease expense for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
(in thousands)	2022	2021
Operating lease cost	$3,041	$1,630
Variable lease cost	1,281	597

Total lease costs	$4,322	$2,227

Future minimum lease commitments are as follows as of December 31, 2022 (in thousands):

Years Ending December 31,	Operating Leases
2023	$3,329
2024	3,442
2025	3,727
2026	3,822
2027	3,922
Thereafter	15,018

Total lease payments	33,260
Less tenant improvement allowance	(1,549)
Less imputed interest	(5,915)

Present value of lease liabilities	$25,796

Legal Proceedings
From time to time, the Company has been and may be involved in various legal proceedings arising in its ordinary course of business. In the opinion of management, resolution of any pending claims (either individually or in the aggregate) is not expected to have a material adverse impact on the consolidated and combined financial statements, cash flows or financial position and it is not possible to provide an estimated amount of any such loss. However, the outcome of disputes is inherently uncertain. Therefore, although management considers the likelihood of such an outcome to be remote, an unfavorable resolution of one or more matters could materially affect future results of operations or cash flows, or both, in a particular period.